Exploration and Evaluation Assets - TY & Sons Claims in San Bernardino County, CA (Details) - T Y Sons Right Title And Interest In A Property Option Agreement - USD ($) $ in Thousands	Nov. 17, 2016	Aug. 11, 2016
TY & Sons
Financial Instruments and Financial Risk Management
Number of common shares issued		14,000,000
Nevada Mining
Financial Instruments and Financial Risk Management
Number of common shares issued	2,500,000
Amount required to be paid under terms of agreement		$ 325
Net smelter return royalty (as a percent)		2.50%
Smelter returns royalty applicable to any after acquired properties (as a percent)		0.50%